Debt - Cash Convertible Notes Call Spread Overlay (Details) - USD ($)			1 Months Ended		12 Months Ended
	Nov. 13, 2018	Mar. 19, 2014	Dec. 31, 2020	Nov. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014	Nov. 30, 2020	Sep. 13, 2017
Debt Instrument [Line Items]
Payments for call options					$ 0	$ 0	$ 97,277,000
Proceeds from issuance of warrants, net of issuance costs					0	0	72,406,000
Cash received upon the exercise of call options					239,836,000	134,737,000	0
Cash paid for the intrinsic value of the embedded cash conversion option					237,438,000	133,763,000	$ 0
Cash Convertible Notes | 2019 and 2021 Notes
Debt Instrument [Line Items]
Warrant issuance costs paid								$ 400,000
Convertible debt		$ 730,000,000.0
Cash Convertible Notes | 2019 Notes
Debt Instrument [Line Items]
Proceeds from issuance of warrants, net of issuance costs		40,600,000
Convertible debt		430,000,000.0
Cash Convertible Notes | 2021 Notes
Debt Instrument [Line Items]
Proceeds from issuance of warrants, net of issuance costs		28,300,000
Cash paid for the intrinsic value of the embedded cash conversion option			$ 237,400,000
Gain on exercise of call options and payment of embedded cash conversion option			239,800,000
Amount converted			177,000,000.0		177,000,000.0					$ 119,400,000
Convertible debt		$ 300,000,000.0	$ 200,000		200,000
Cash Convertible Notes | 2023 Notes
Debt Instrument [Line Items]
Proceeds from issuance of warrants, net of issuance costs								45,300,000
Convertible debt											$ 400,000,000.0
Cash Convertible Notes | 2024 Notes
Debt Instrument [Line Items]
Proceeds from issuance of warrants, net of issuance costs	$ 72,400,000			$ 72,400,000
Warrant issuance costs paid				900,000
Convertible debt	$ 500,000,000.0
Call Spread Overlay
Debt Instrument [Line Items]
Proceeds from issuance of warrants									$ 69,400,000
Net cash outlay for call spread overlay				24,900,000				28,300,000	35,800,000
Call Spread Overlay | Cash Convertible Notes | 2019 and 2021 Notes
Debt Instrument [Line Items]
Payments for call options									$ 105,200,000
Call Spread Overlay | Cash Convertible Notes | 2023 Notes
Debt Instrument [Line Items]
Payments for call options								73,700,000
Call Options | 2019 Notes
Debt Instrument [Line Items]
Cash received upon the exercise of call options						133,200,000
Cash paid for the intrinsic value of the embedded cash conversion option						132,700,000
Gain on exercise of call options and payment of embedded cash conversion option						500,000
Call Options | 2021 Notes
Debt Instrument [Line Items]
Cash paid for the intrinsic value of the embedded cash conversion option						1,100,000
Gain on exercise of call options and payment of embedded cash conversion option					$ 2,400,000	400,000
Cash received for the intrinsic value of the embedded cash conversion option						$ 1,500,000
Call Options | Cash Convertible Notes | 2023 Notes
Debt Instrument [Line Items]
Payments for call options								$ 73,700,000
Call Options | Cash Convertible Notes | 2024 Notes
Debt Instrument [Line Items]
Payments for call options				$ 97,300,000